Schedule of Debt (Details) - EUR (€) € in Thousands	Jun. 30, 2015	Dec. 31, 2014
Total long term debt	€ 404	€ 458
Less current portion	117	116
Total long-term portion	287	342
JAPAN [Member]
Total long term debt	203	234
ITALY [Member]
Total long term debt	198	220
MALAYSIA [Member]
Total long term debt	€ 3	€ 5